PRIVATE PLACEMENT (Details) - USD ($)		12 Months Ended
	Nov. 24, 2020	Jun. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price		$ 2,831,809
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	3,146,454	3,146,454
Price of warrants	$ 0.90	$ 0.90
Aggregate purchase price	$ 2,831,809	$ 2,831,809
Number of shares per warrant		1
Exercise price of warrant		$ 11.50